Interest and other expense, net	12 Months Ended
Sep. 30, 2024
Other Income and Expenses [Abstract]
Interest and other expense, net

Note 15 — Interest and other expense, net

Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2024	2023	2022
Interest income(1)	$(17,453)	$(21,248)	$(7,821)
Interest expense(1)	34,892	23,093	16,911
Foreign exchange loss(2)	13,212	12,057	16,720
Other, net	6,886	3,727	581
	$37,537	$17,629	$26,391

(1)
The net change in interest expense net of interest income, is primarily attributable to lower level cash balance. Interest expense includes certain fees and for further details, please see Note 13 to the consolidated financial statements.
(2)
The Foreign exchange loss in fiscal years 2024, 2023 and 2022 is primarily attributable to volatility of certain currencies’ exchange rates for which hedging the exposure through derivatives financial instruments was not cost effective as well as to the cost of executing our hedging policy through derivatives financial instruments.